UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wall Street Access Asset Management
Address: 17 Battery Place
         New York, NY 10004

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Arthur Goetchius
Title:   Authorized Signatory
Phone:   212 709-9400
Signature, Place, and Date of Signing:

    Arthur Goetchius   New York, NY   February 3,2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  97

Form 13F Information Table Value Total:  136,477 (THOUSANDS)



List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE    SHARES/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER    TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT    PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3D SYS CORP DEL COM NEW         COM        88554D205 11,447.44    363,526    SH       Sole          			     363,526
AERCAP HOLDING N V SHS          COM        N00985106 652.34       46,200     SH       Sole        		             46,200
AES TR III TR PFD CONV SECS     PFD        00808N202 1,661.10     33,900     SH       Sole          		             33,900
ALTRIA GROUP INC COM            COM        02209S103 429.62       17,450     SH       Sole          		             17,450
AMCOL INTL CORP NEW             COM        02341W103 3,093.80     99,800     SH       Sole          		             99,800
AMERICAN INTL GROUP INC 7.7% J  PFD        026874859 243.19       9,967      SH       Sole          		             9,967
AMERIGAS PARTNERS LTD PARTSHP   COM        030975106 431.14       8,833      SH       Sole          		             8,833
APPLE INC COM                   COM        037833100 303.21       940        SH       Sole          		             940
AT&T INC COM                    COM        00206R102 316.19       10,762     SH       Sole          		             10,762
AVNET INC                       COM        053807103 1,238.63     37,500     SH       Sole         		             37,500
BANK AMER CORP 7.25% DEPOSITAR  PFD        060505724 457.32       18,500     SH       Sole          		             18,500
BANK OF AMERICA COM             COM        060505104 197.89       14,834     SH       Sole          		             14,834
BARCLAYS BK PLC IPATH S&P 500   COM        06740C261 421.23       11,200     SH       Sole          		             11,200
BERKSHIRE HATHAWAY INC DEL CL   COM        084670108 1,204.50     10         SH       Sole          		             10
BERKSHIRE HATHAWAY INC DEL CL   COM        084670702 1,085.49     13,550     SH       Sole          		             13,550
BOEING CO COM                   COM        097023105 277.36       4,250      SH       Sole          		             4,250
BP PLC SPONS ADR                COM ADR    055622104 346.73       7,850      SH       Sole          		             7,850
BRISTOL MYERS SQUIBB CO COM     COM        110122108 254.95       9,628      SH       Sole          		             9,628
CAMECO CORP COM ISIN#CA13321L1  COM        13321L108 2,224.94     55,100     SH       Sole          		             55,100
CANADIAN NATURAL RES LTD ISIN#  COM        136385101 5,363.00     120,734    SH       Sole          		             120,734
CENTRAL EUROPEAN DISTR CORP CO  COM        153435102 2,918.61     127,450    SH       Sole          		             127,450
CHESAPEAKE ENERGY CORP          COM        165167107 3,171.38     122,400    SH       Sole          		             122,400
CHEVRON CORP NEW COM            COM        166764100 1,318.47     14,449     SH       Sole          		             14,449
CHUBB CORP                      COM        171232101 2,683.80     45,000     SH       Sole          		             45,000
CINCINNATI FINL CORP COM        COM        172062101 2,083.97     65,761     SH       Sole          		             65,761
CITIGROUP INC COM               COM        172967101 234.66       49,612     SH       Sole          		             49,612
CLAYMORE EXCHANGE TRADED FD TR  COM        18383Q853 261.52       8,700      SH       Sole          		             8,700
CONOCOPHILLIPS COM              COM        20825C104 3,035.22     44,570     SH       Sole          		             44,570
CONTINUCARE CORP COM            COM        212172100 477.39       102,007    SH       Sole          		             102,007
CREDIT SUISSE HIGH YIELD BD FD  COM        22544F103 43.35        15,000     SH       Sole          		             15,000
CYBERONICS INC COM              COM        23251P102 555.26       17,900     SH       Sole          		             17,900
DISNEY WALT CO DISNEY COM       COM        254687106 574.51       15,316     SH       Sole         		             15,316
DU PONT E I DE NEMOURS & COMPA  COM        263534109 3,220.15     67,058     SH       Sole     			             67,058
EAGLE MATERIALS INC COM         COM        26969P108 5,404.23     191,300    SH       Sole     			             191,300
EL PASO CORP COM                COM        28336L109 3,302.40     240,000    SH       Sole     			             240,000
EOG RES INC COM                 COM        26875P101 283.37       3,100      SH       Sole     			             3,100
EXXON MOBIL CORP COM            COM        30231G102 5,870.95     80,292     SH       Sole      			     80,292
FIDELITY NATL FINL INC CL A CO  COM        31620R105 4,026.99     294,368    SH       Sole     			             294,368
FIDELITY NATL INFORMATION SVCS  COM        31620M106 2,765.60     100,971    SH       Sole     			             100,971
FIRSTMERIT CORP COM             COM        337915102 1,623.95     82,059     SH       Sole       		             82,059
GENERAL ELECTRIC CO COM         COM        369604103 314.00       17,168     SH       Sole     			             17,168
GLOBAL SHIP LEASE INC NEW COM   COM        Y27183105 738.79       150,100    SH       Sole     			             150,100
HDFC BK LTD ADR REPSTG 3 SHS    COM ADR    40415F101 334.22       2,000      SH       Sole     			             2,000
HSBC HLDGS PLC 8.125% PERPETUA  PFD        404280703 335.38       12,500     SH       Sole     			             12,500
HUDSON CITY BANCORP INC         COM        443683107 1,867.68     234,650    SH       Sole    		                     234,650
INERGY L P UNIT LTD PARTNERSHI  COM        456615103 294.30       7,500      SH       Sole     			             7,500
INTEL CORP COM                  COM        458140100 224.63       10,681     SH       Sole     			             10,681
INTERNATIONAL BUSINESS MACHS C  COM        459200101 535.67       3,650      SH       Sole    			             3,650
IRELAND BK SPONSORED ADR        COM ADR    46267Q103 29.68        11,200     SH       Sole     			             11,200
ISHARES TR BARCLAYS 1-3 YR CR   COM        464288646 699.09       6,704      SH       Sole     			             6,704
ISHARES TR BARCLAYS 1-3 YR TRE  COM        464287457 786.05       9,360      SH       Sole     			             9,360
ISHARES TR BARCLAYS SHORT TREA  COM        464288679 470.06       4,264      SH       Sole     			             4,264
ISHARES TR BARCLAYS TIPS BD FD  COM        464287176 2,200.03     20,462     SH       Sole    			             20,462
ISHARES TR MSCI EMERGING MKTS   COM        464287234 418.96       8,794      SH       Sole   			             8,794
ISHARES TR RUSSELL 2000 VALUE   COM        464287630 938.67       13,204     SH       Sole     			             13,204
ISHARES TR S&P GLOBAL 100 INDE  COM        464287572 906.03       14,550     SH       Sole     			             14,550
ISHARES TR S&P MIDCAP 400 GROW  COM        464287606 460.79       4,575      SH       Sole    			             4,575
JOHNSON & JOHNSON COM           COM        478160104 911.05       14,730     SH       Sole    			             14,730
JP MORGAN CHASE & CO COM ISIN#  COM        46625H100 238.36       5,619      SH       Sole     			             5,619
KRAFT FOODS INC CL A            COM        50075N104 218.05       6,920      SH       Sole    			             6,920
LENDER PROCESSING SVCS INC COM  COM        52602E102 1,503.19     50,921     SH       Sole    			             50,921
LUMINEX CORP DEL COM            COM        55027E102 4,283.00     234,300    SH       Sole    			             234,300
MAIN STR CAP CORP COM           COM        56035L104 2,597.53     142,800    SH       Sole    			             142,800
MANULIFE FINL CORP COM ISIN#CA  COM        56501R106 1,168.24     68,000     SH       Sole     			             68,000
MARKET VECTORS ETF TR STEEL ET  COM        57060U308 384.67       5,300      SH       Sole      			     5,300
MARSH & MCLENNAN COS INC COM    COM        571748102 281.98       10,314     SH       Sole     			             10,314
MERCK & CO INC NEW COM          COM        58933Y105 243.27       6,750      SH       Sole     			             6,750
MICROSOFT CORP COM              COM        594918104 678.77       24,311     SH       Sole     			             24,311
NATIONAL CITY CORP SR NT CONV   CORP NOTE  635405AW3 115.14       115,000    SH       Sole     			             115,000
NORTHEAST UTILITIES             COM        664397106 2,614.96     82,025     SH       Sole     			             82,025
NYSE EURONEXT COM               COM        629491101 1,049.57     35,009     SH       Sole     			             35,009
PARK-OHIO HLDGS CORP COM        COM        700666100 5,827.62     278,700    SH       Sole     			             278,700
PARTNERRE LTD BERMUDA FORMERLY  COM        G6852T105 1,341.85     16,700     SH       Sole     			             16,700
PARTNERRE LTD PFD SER D 6.5% C  PFD        G68603409 288.17       11,967     SH       Sole     			             11,967
PEOPLES UTD FINL INC COM        COM        712704105 435.02       31,050     SH       Sole     			             31,050
PERMIAN BASIN RTY TR UNIT BEN   COM        714236106 228.87       10,100     SH       Sole     			             10,100
PFIZER INC COM                  COM        717081103 1,547.95     88,404     SH       Sole     			             88,404
PHILIP MORRIS INTL INC COM      COM        718172109 746.26       12,750     SH       Sole     			             12,750
PLUM CREEK TIMBER CO INC COM    COM        729251108 3,298.75     88,084     SH       Sole     			             88,084
PROCTER & GAMBLE CO COM         COM        742718109 204.85       3,184      SH       Sole     			             3,184
PROSHARES TR II PROSHARES ULTR  COM        74347W858 313.40       20,000     SH       Sole     			             20,000
PSYCHEMEDICS CORP COM NEW       COM        744375205 1,603.28     196,000    SH       Sole    			             196,000
PURE CYCLE CORP COM             COM        746228303 802.76       226,130    SH       Sole     			             226,130
REDWOOD TR INC COM              COM        758075402 420.04       28,134     SH       Sole    			             28,134
ROYAL DUTCH SHELL PLC SPONSORE  COM ADR    780259206 353.93       5,300      SH       Sole     			             5,300
SPDR SER TR S&P SEMICONDUCTOR   COM        78464A862 387.66       7,100      SH       Sole    			             7,100
SPECTRA ENERGY CORP COM         COM        847560109 2,262.85     90,550     SH       Sole      			     90,550
STATE AUTO FINANCIAL CORP       COM        855707105 1,585.22     91,000     SH       Sole      			     91,000
SUBURBAN PROPANE PARTNERS L P   COM        864482104 1,575.01     28,080     SH       Sole     			             28,080
TEVA PHARMACEUTICAL INDUSTRIES  COM ADR    881624209 1,457.03     27,950     SH       Sole    			             27,950
THERMO FISHER SCIENTIFIC INC    COM        883556102 276.80       5,000      SH       Sole    			             5,000
TICC CAP CORP COM               COM        87244T109 4,904.04     437,470    SH       Sole    			             437,470
TIME WARNER CABLE INC COM       COM        88732J207 250.78       3,798      SH       Sole    			             3,798
TIME WARNER INC NEW COM NEW     COM        887317303 460.13       14,303     SH       Sole    			             14,303
VERIZON COMMUNICATIONS COM      COM        92343V104 372.54       10,412     SH       Sole      			     10,412
WATTS WATER TECHNOLOGIES INC C  COM        942749102 1,972.20     53,900     SH       Sole      			     53,900
WELLS FARGO & CO NEW COM        COM        949746101 212.81       6,867      SH       Sole     			             6,867